Notes Receivable	12 Months Ended
Dec. 31, 2012
Notes Receivable
Notes Receivable

(6) Notes Receivable

        At December 31, 2011 and 2012 the Company had notes receivable from a drilling contractor of $12.1 million and $7.2 million, respectively. The notes result from the Company's advances to the drilling contractor to construct drilling rigs to be used by the contractor to fulfill long-term drilling contracts with the Company. The notes are noninterest bearing and are repayable over the term of the service agreements with the drilling contractor.